Investment in associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Schedule of investments in associates

	Versamet	BeMetals	Calibre	Total
	$	$	$	$

Balance at December 31, 2022	—	8,275	111,774	120,049
Share of net income (loss)	—	(251)	20,122	19,871
Impairment	—	(4,885)	—	(4,885)
Loss on dilution	—	—	(943)	(943)
Balance at December 31, 2023	—	3,139	130,953	134,092
Shares acquired	88,933	1,589	—	90,522
Share of net (loss) income	(1,866)	(378)	4,874	2,630
Shares sold	—	—	(83,480)	(83,480)
Transfer to long-term investments	—	—	(43,363)	(43,363)
Loss on dilution	—	—	(8,984)	(8,984)
Balance at December 31, 2024	87,067	4,350	—	91,417
The gain on sale of the Calibre shares was calculated as follows:

$

Fair value of common shares received	101,455
Transaction costs	(1,153)
Net proceeds received	100,302

Book value of associate	126,843
Transfer to long-term investments	(43,363)
Book value of assets sold	83,480

Gain on sale of mining interests	16,822